Significant Accounting Policies (Details)		12 Months Ended
	Jan. 01, 2022 USD ($)	Dec. 31, 2023 USD ($) segment voyage	Dec. 31, 2022 USD ($) voyage	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) voyage
Inventory [Line Items]
Other comprehensive income/(loss)		$ 0	$ 0		$ 0
Provision for doubtful accounts		0	0		0
Inventories		$ 16,652,000	17,323,000	$ 17,323,000
Vessels, useful life		25 years
Per light weight ton, scrap rate	$ 182,000			375,000
Derivatives		$ 0	$ 0	0	$ 0
Number of voyage realised where a vessel was employed under the voyage charter | voyage		0	0		3
Number of reportable segments | segment		1
Number of operating segments | segment		1
Bunkers
Inventory [Line Items]
Inventories		$ 11,020,000	$ 11,649,000	11,649,000
Lubricants
Inventory [Line Items]
Inventories		$ 5,632,000	$ 5,674,000	$ 5,674,000